Post-Employment Benefits - Summary of Present Value of the Defined Benefit Obligation (Detail) - SEK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	kr 85,535	kr 83,691
Of which partially or fully funded [member]
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	81,900	79,536
Of which unfunded [member]
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	3,635	4,155
Sweden [member]
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	50,043	50,441
Sweden [member] | Of which partially or fully funded [member]
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	50,043	50,441
Sweden [member] | Of which unfunded [member]
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	0	0
US [member]
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	5,073	5,365
US [member] | Of which partially or fully funded [member]
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	4,560	4,812
US [member] | Of which unfunded [member]
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	513	553
United Kingdom [member]
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	10,595	9,866
United Kingdom [member] | Of which partially or fully funded [member]
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	10,595	9,866
United Kingdom [member] | Of which unfunded [member]
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	0	0
Other Countries [member]
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	19,824	18,019
Other Countries [member] | Of which partially or fully funded [member]
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	16,702	14,417
Other Countries [member] | Of which unfunded [member]
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	kr 3,122	kr 3,602